Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000244722
Shareholder Report [Line Items]
Fund Name	Absolute Capital Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	CAPOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/absfunds/absolute_capital_opportunities_fund_capox/#fundliterture
Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,990,286
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 688,936
InvestmentCompanyPortfolioTurnover	23.00%
C000244726
Shareholder Report [Line Items]
Fund Name	Absolute CEF Opportunities
Class Name	Institutional Shares
Trading Symbol	ACEFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/the_absolute_strategies_fund_asfix/#fundliterture
Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.66%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,977,691
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	169.00%
C000244724
Shareholder Report [Line Items]
Fund Name	Absolute Convertible Arbitrage Fund
Class Name	Institutional Shares
Trading Symbol	ARBIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture
Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.41%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,110,343,775
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 10,170,485
InvestmentCompanyPortfolioTurnover	25.00%
C000244723
Shareholder Report [Line Items]
Fund Name	Absolute Convertible Arbitrage Fund
Class Name	Investor Shares
Trading Symbol	ARBOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/absfunds/absolute_convertible_arbitrage_fund_arbix/#fundliterture
Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.67%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Feb. 25, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,110,343,775
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 10,170,485
InvestmentCompanyPortfolioTurnover	25.00%
C000244725
Shareholder Report [Line Items]
Fund Name	Absolute Flexible Fund
Class Name	Institutional Shares
Trading Symbol	FLXIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 992-2765
Additional Information Website	https://absoluteadvisers.com/absfunds/flexible-fund/#fundliterture
Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,902,421
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 237,460
InvestmentCompanyPortfolioTurnover	52.00%
C000215804
Shareholder Report [Line Items]
Fund Name	Absolute Select Value ETF
Trading Symbol	ABEQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(833) 267-3383
Additional Information Website	https://absoluteadvisers.com/absfunds/absolute_core_strategy_etf_abeq/#fundliterture
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jan. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 97,001,158
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 520,900
InvestmentCompanyPortfolioTurnover	20.00%
C000239618
Shareholder Report [Line Items]
Fund Name	Dean Equity Income Fund
Trading Symbol	DAEIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 899-8343
Additional Information Website	https://funddocs.filepoint.com/deanmutual/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Equity Income Fund	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (November 22, 2022)
Dean Equity Income Fund	10.28%	6.67%
Russell 1000® Index	7.82%	16.96%
Russell 1000® Value Index	7.18%	10.62%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 81,703,425
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 358,024
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$81,703,425
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$358,024
Portfolio Turnover	17%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.9%
Consumer Discretionary	3.7%
Materials	4.8%
Communications	5.6%
Technology	6.0%
Energy	7.8%
Industrials	8.8%
Health Care	9.2%
Real Estate	9.5%
Utilities	13.3%
Financials	13.9%
Consumer Staples	14.5%

C000044154
Shareholder Report [Line Items]
Fund Name	Dean Mid Cap Value Fund
Trading Symbol	DALCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 899-8343
Additional Information Website	https://funddocs.filepoint.com/deanmutual/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Mid Cap Value Fund	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dean Mid Cap Value Fund	8.70%	18.18%	9.15%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Index	2.59%	16.28%	8.82%
Russell Midcap® Value Index	2.27%	16.70%	7.62%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 179,700,465
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 984,578
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$179,700,465
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$984,578
Portfolio Turnover	34%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.6%
Communications	2.9%
Materials	3.3%
Energy	4.5%
Real Estate	7.7%
Technology	8.1%
Health Care	9.4%
Consumer Discretionary	9.5%
Consumer Staples	10.3%
Utilities	11.6%
Industrials	13.2%
Financials	16.9%

C000044155
Shareholder Report [Line Items]
Fund Name	Dean Small Cap Value Fund
Trading Symbol	DASCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(888) 899-8343
Additional Information Website	https://funddocs.filepoint.com/deanmutual/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dean Small Cap Value Fund	$114	1.15%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dean Small Cap Value Fund	-2.26%	15.45%	5.45%
Russell 2000® Index	-4.01%	13.27%	6.30%
Russell 2000® Value Index	-3.12%	15.31%	6.07%
Russell 3000® Index	7.22%	18.18%	11.80%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 181,111,550
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 1,934,455
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$181,111,550
Number of Portfolio Holdings	73
Advisory Fee	$1,934,455
Portfolio Turnover	114%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Communications	1.2%
Materials	2.8%
Health Care	3.4%
Real Estate	4.4%
Consumer Staples	5.1%
Energy	6.5%
Utilities	8.9%
Technology	10.4%
Consumer Discretionary	13.6%
Financials	21.0%
Industrials	21.9%